LEASING	12 Months Ended
Dec. 31, 2020
LEASING
LEASING

NOTE 7 – LEASING

TORM leases office buildings, some vehicles and other administrative equipment. With the exception of short-term leases and leases of low-value assets, each lease is reflected on the balance sheet as a right-of-use asset with a corresponding lease liability. The right-of-use assets are included in the financial statement line item in which the corresponding underlying assets would be presented if they were owned. Please refer to note 6.

As of 31 December 2020, TORM had recognized the following right-of-use assets:

	Vessels and		Other plant and
	capitalized dry-	Land and	operating
USDm	docking	buildings	equipment

Cost:
Balance as of 1 January	42.4	10.4	0.6
Adjustment on transition to IFRS 16	—	—	—
Additions		1.3	0.0
Disposals	(42.4)	(0.0)	(0.0)
Balance as of 31 December	—	11.7	0.6

Depreciation:
Balance as of 1 January	15.5	2.3	0.2
Disposals	(17.1)	—	(0.0)
Depreciation for the year	1.6	2.3	0.2
Balance as of 31 December	—	4.6	0.4

Carrying amount as of 31 December	—	7.1	0.2

The sale and leaseback transactions relating to vessels were all classified as financing arrangements prior to implementation of IFRS 16 and did not result in derecognition of the underlying assets as control was retained by the Group. During 2020, the vessels were disposed.

	Vessels and		Other plant and
	capitalized dry-	Land and	operating
USDm	docking	buildings	equipment

Cost:
Balance as of 1 January 2019	43.3	—	—
Adjustment on transition to IFRS 16	—	9.9	0.3
Additions	1.8	0.5	0.4
Disposals	(2.7)	—	(0.1)
Balance as of 31 December 2019	42.4	10.4	0.6

Depreciation:
Balance as of 1 January 2019	13.4	—	—
Disposals	(2.7)	—	—
Depreciation for the year	4.8	2.3	0.2
Balance as of 31 December 2019	15.5	2.3	0.2

Carrying amount as of 31 December 2019	26.9	8.1	0.4

The table below describes the nature of the Group’s leasing activities by type of right-of-use asset recognized on the balance sheet:

				Other plant and
	Vessels and capitalized	Land and buildings		operating
	dry-docking			equipment

No. of right-of-use assets leased		10		15
Range of remaining term		0-7	years	0-5	years
Average remaining lease term		2.6	years	1.2	years
No. of leases with extension options		10		15
No. of leases with options to purchase		—		—
No. of leases with termination options		8		15

Lease liabilities regarding right-of-use assets are included on the balance sheet under “Borrowings”.

USDm	2020	2019
Maturity analysis - contractual undiscounted cash flow
Less than one year	2.8	7.5
One to five years	5.9	27.6
More than five years	0.1	0.1
Total undiscounted lease liabilities as of 31 December	8.8	35.2

Lease liabilities included under "Borrowings" as of 31 December	8.3	30.6

Non-current	6.2	10.2
Current	2.1	20.4

Extension and termination options are included in several leases in order to optimize operational flexibility in terms of managing contracts. The lease term determined by TORM is the non-cancellable period of a lease, together with any extension/termination options if these are/are not reasonably certain to be exercised.

Lease payments not recognized as a liability

The Group has elected not to recognize a lease liability for short-term leases (leases of an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis. The expenses relating to payments not recognized as a lease liability are insignificant.

Administrative expenses

The total cash outflow for leases, USD 2.3m, is presented as “Depreciation” of USD 1.9m and “Financial expenses” (interest) of USD 0.4m,.

Financial expenses

Financial expenses for the reporting periods:

USDm	2020	2019	2018
Interest expenses:	—	—	—
Financial expenses arising from lease liabilities regarding right-of-use assets	1.5	2.4	2.3
Other financial expenses	48.4	39.5	37.0
Total	49.9	41.9	39.3